DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Business Combination Agreement (Details)	May 15, 2022 USD ($) director tranche $ / shares shares	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Number of directors | director	7
Additional period from termination date	3 months
New Dragonfly
Subsidiary, Sale of Stock [Line Items]
Number of common stock shall be issuable to existing holders | shares	40,000,000
Threshold period of closing before extended termination date	2 days
Additional period from extended termination date	3 months
New Dragonfly | Subscription Agreement | PIPE Investment
Subsidiary, Sale of Stock [Line Items]
Number of shares subscribed for | shares	500,000
Purchase price per share | $ / shares	$ 10.00
Aggregate purchase price | $	$ 5,000,000
New Dragonfly
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0002	$ 0.0002	$ 0.0002
Number of additional common stock shall be issuable to existing holders | shares	40,000,000
Number of tranches for common stocks issuance | tranche	3
Number of directors | director	5
New Dragonfly | First Earnout
Subsidiary, Sale of Stock [Line Items]
Number of additional common stock shall be issuable to existing holders | shares	15,000,000
New Dragonfly | First Earnout | Minimum
Subsidiary, Sale of Stock [Line Items]
Total audited revenue | $	$ 250,000,000
Audited operating income | $	$ 35,000,000
New Dragonfly | Second Earnout
Subsidiary, Sale of Stock [Line Items]
Number of additional common stock shall be issuable to existing holders | shares	12,500,000
Threshold trading days for VWAC	20 days
Threshold consecutive trading days for VWAC	30 days
VWAC per share | $ / shares	$ 22.50
New Dragonfly | Third Earnout
Subsidiary, Sale of Stock [Line Items]
Number of additional common stock shall be issuable to existing holders | shares	12,500,000
Threshold trading days for VWAC	20 days
Threshold consecutive trading days for VWAC	30 days
VWAC per share | $ / shares	$ 32.50
Chardan Nextech Acquisition
Subsidiary, Sale of Stock [Line Items]
Number of directors | director	2
Chardan Nextech Acquisition | Subscription Agreement | PIPE Investment
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares	$ 0.0001